UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile II Funds (Initial Class and Class L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Conservative Profile II Fund (Initial Class shares) returned 5.05%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.22% (composite benchmark return was 6.27%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,432.00	10,369.38	10,638.00	10,242.90
2006	11,266.56	11,168.05	12,315.61	10,686.42
2007	11,907.63	11,911.03	13,007.75	11,431.26
2008	10,279.85	10,393.63	8,164.96	12,030.26
2009	12,388.25	11,918.81	10,475.65	12,743.65
2010	13,505.67	12,963.17	12,273.27	13,577.09
2011	13,679.90	13,388.75	12,393.55	14,641.53
2012	14,924.77	14,425.96	14,383.95	15,257.94
2013	16,070.55	15,385.01	19,139.46	14,949.17
2014	16,882.83	16,350.35	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	5.05%	6.39%	5.38%
Class L	4.79%	N/A	5.60%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	47.57%
International Equity	6.46
Large Cap Equity	10.98
Mid Cap Equity	5.24
Real Estate Equity	4.95
Small Cap Equity	2.25
Fixed Interest Contract	22.55
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Initial Class
Actual	$1,000.00	$1,006.80	$4.21

Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.24

Class L
Actual	$1,000.00	$1,005.84	$5.42

Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.83% for the Initial Class shares and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Moderately Conservative Profile II Fund (Initial Class shares) returned 5.79%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.03% (composite benchmark return was 6.82%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,605.00	10,526.44	10,638.00	10,242.90
2006	11,669.74	11,677.52	12,315.61	10,686.42
2007	12,439.94	12,471.27	13,007.75	11,431.26
2008	10,180.85	10,009.01	8,164.96	12,030.26
2009	12,429.80	11,809.07	10,475.65	12,743.65
2010	13,711.31	13,017.24	12,273.27	13,577.09
2011	13,708.57	13,300.90	12,393.55	14,641.53
2012	15,193.21	14,581.85	14,383.95	15,257.94
2013	17,021.04	16,216.72	19,139.46	14,949.17
2014	18,007.27	17,322.09	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	5.79%	7.70%	6.08%
Class L	5.56%	N/A	7.16%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	33.07%
International Equity	10.50
Large Cap Equity	17.76
Mid Cap Equity	8.49
Real Estate Equity	4.46
Small Cap Equity	3.68
Fixed Interest Contract	22.04
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Initial Class
Actual	$1,000.00	$1,009.38	$4.42

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.45

Class L
Actual	$1,000.00	$1,008.80	$5.73

Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.76

*Expenses are equal to the Fund’s annualized expense ratio of 0.88% for the Initial Class shares and 1.13% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.78%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Moderate Profile II Fund (Initial Class shares) returned 6.44%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.85% (composite benchmark return was 7.29%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,638.00	10,586.18	10,638.00	10,242.90
2006	11,935.84	11,927.63	12,315.61	10,686.42
2007	12,797.60	12,759.21	13,007.75	11,431.26
2008	9,836.24	9,515.02	8,164.96	12,030.26
2009	12,239.23	11,508.33	10,475.65	12,743.65
2010	13,655.31	12,832.01	12,273.27	13,577.09
2011	13,511.93	12,938.10	12,393.55	14,641.53
2012	15,196.87	14,428.57	14,383.95	15,257.94
2013	17,673.05	16,726.61	19,139.46	14,949.17
2014	18,811.81	17,946.69	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	6.44%	8.97%	6.54%
Class L	6.22%	N/A	8.68%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	24.08%
International Equity	14.48
Large Cap Equity	24.61
Mid Cap Equity	11.76
Real Estate Equity	3.97
Small Cap Equity	5.05
Fixed Interest Contract	16.05
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Initial Class
Actual	$1,000.00	$1,010.80	$4.83

Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85

Class L
Actual	$1,000.00	$1,009.80	$6.13

Hypothetical (5% return before expenses)	$1,000.00	$1,019.11	$6.16

*Expenses are equal to the Fund’s annualized expense ratio of 0.96% for the Initial Class shares and 1.21% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Moderately Aggressive Profile II Fund (Initial Class shares) returned 7.06%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.72% (composite benchmark return was 7.78%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,783.00	10,724.76	10,638.00	10,242.90
2006	12,289.39	12,375.56	12,315.61	10,686.42
2007	13,203.72	13,240.14	13,007.75	11,431.26
2008	9,209.59	9,188.07	8,164.96	12,030.26
2009	11,873.93	11,371.97	10,475.65	12,743.65
2010	13,459.10	12,816.68	12,273.27	13,577.09
2011	13,176.45	12,804.80	12,393.55	14,641.53
2012	15,030.38	14,487.62	14,383.95	15,257.94
2013	18,102.04	17,408.67	19,139.46	14,949.17
2014	19,379.93	18,762.32	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	7.06%	10.29%	6.84%
Class L	6.84%	N/A	10.14%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	17.99%
International Equity	17.90
Large Cap Equity	30.56
Mid Cap Equity	14.72
Real Estate Equity	3.46
Small Cap Equity	6.38
Fixed Interest Contract	8.99
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Initial Class
Actual	$1,000.00	$1,012.96	$5.33

Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35

Class L
Actual	$1,000.00	$1,011.71	$6.64

Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the Initial Class shares and 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.95%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of

13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Aggressive Profile II Fund (Initial Class shares) returned 8.34%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.24% (composite benchmark return was 8.58%).

Driving this underperformance was the Fund’s allocation to small-cap equity. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,897.00	10,855.25	10,638.00	11,381.97
2006	12,595.84	12,905.38	12,315.61	15,476.57
2007	13,521.64	13,810.93	13,007.75	12,759.66
2008	8,126.50	8,459.22	8,164.96	7,757.84
2009	10,809.88	10,933.36	10,475.65	9,965.39
2010	12,534.05	12,537.01	12,273.27	12,763.07
2011	11,977.54	12,200.08	12,393.55	13,958.68
2012	13,970.60	14,210.52	14,383.95	16,348.41
2013	18,031.73	18,379.09	19,139.46	16,547.17
	19,536.34	19,956.42	21,572.41	21,842.04

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	8.34%	12.56%	6.92%
Class L	7.96%	N/A	12.74%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
International Equity	25.22%
Large Cap Equity	42.68
Mid Cap Equity	20.37
Real Estate Equity	3.00
Small Cap Equity	8.73
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Initial Class
Actual	$1,000.00	$1,017.76	$5.95

Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96

Class L
Actual	$1,000.00	$1,015.86	$7.26

Hypothetical (5% return before expenses)	$1,000.00	$1,018.01	$7.26

*Expenses are equal to the Fund’s annualized expense ratio of 1.18% for the Initial Class shares and 1.43% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.08%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
3,201,728	Great-West Federated Bond Fund Initial Class(a)	$	34,258,488
2,853,911	Great-West Loomis Sayles Bond Fund Initial Class(a)		37,671,625
2,056,857	Great-West Putnam High Yield Bond Fund Initial Class(a)		17,133,614
2,637,038	Great-West Short Duration Bond Fund Initial Class(a)		27,161,496
5,100,075	Great-West Templeton Global Bond Fund Initial Class(a)		46,104,675
2,965,525	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		35,971,819

TOTAL BOND MUTUAL FUNDS — 47.58% (Cost $203,501,749)		$	198,301,717

EQUITY MUTUAL FUNDS
673,755	Great-West American Century Growth Fund Initial Class(a)		7,559,527
1,444,738	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		17,452,436
284,982	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,129,106
127,873	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,129,065
792,915	Great-West MFS International Growth Fund Initial Class(a)		8,896,503
1,627,437	Great-West MFS International Value Fund Initial Class(a)		18,032,001

Shares			Fair Value

Equity Mutual Funds — (continued)
809,942	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	7,564,861
1,098,174	Great-West Putnam Equity Income Fund Initial Class(a)		15,319,524
1,650,131	Great-West Real Estate Index Fund Initial Class(a)		20,643,134
171,403	Great-West Small Cap Growth Fund Initial Class(a)		3,129,823
796,265	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		15,328,105
198,961	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,367,195

TOTAL EQUITY MUTUAL FUNDS — 29.88% (Cost $117,805,645)		$	124,551,280

Account Balance

FIXED INTEREST CONTRACT
93,974,458(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		93,974,458

TOTAL FIXED INTEREST CONTRACT — 22.55% (Cost $93,974,458)		$	93,974,458

TOTAL INVESTMENTS — 100.01% (Cost $415,281,852)		$	416,827,455

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(55,500)

TOTAL NET ASSETS — 100.00%		$	416,771,955

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
909,121	Great-West Federated Bond Fund Initial Class(a)	$	9,727,589
810,085	Great-West Loomis Sayles Bond Fund Initial Class(a)		10,693,127
583,750	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,862,639
1,450,169	Great-West Templeton Global Bond Fund Initial Class(a)		13,109,530
842,281	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		10,216,868

TOTAL BOND MUTUAL FUNDS — 33.07% (Cost $50,158,263)		$	48,609,753

EQUITY MUTUAL FUNDS
384,922	Great-West American Century Growth Fund Initial Class(a)		4,318,827
826,437	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		9,983,363
164,194	Great-West Invesco Small Cap Value Fund Initial Class(a)		1,802,849
73,836	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		1,806,755
453,533	Great-West MFS International Growth Fund Initial Class(a)		5,088,643
934,508	Great-West MFS International Value Fund Initial Class(a)		10,354,352

Shares			Fair Value

Equity Mutual Funds — (continued)
461,269	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	4,308,249
626,614	Great-West Putnam Equity Income Fund Initial Class(a)		8,741,271
524,484	Great-West Real Estate Index Fund Initial Class(a)		6,561,297
98,623	Great-West Small Cap Growth Fund Initial Class(a)		1,800,848
454,111	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		8,741,633
113,625	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		2,494,065

TOTAL EQUITY MUTUAL FUNDS — 44.90% (Cost $63,655,785)		$	66,002,152

Account Balance

FIXED INTEREST CONTRACT
32,404,093(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		32,404,093

TOTAL FIXED INTEREST CONTRACT — 22.04% (Cost $32,404,093)		$	32,404,093

TOTAL INVESTMENTS — 100.01% (Cost $146,218,141)		$	147,015,998

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(18,722)

TOTAL NET ASSETS — 100.00%		$	146,997,276

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
5,154,888	Great-West Federated Bond Fund Initial Class(a)	$	55,157,307
4,594,020	Great-West Loomis Sayles Bond Fund Initial Class(a)		60,641,060
3,310,593	Great-West Putnam High Yield Bond Fund Initial Class(a)		27,577,240
8,231,466	Great-West Templeton Global Bond Fund Initial Class(a)		74,412,451
4,774,118	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		57,910,053

TOTAL BOND MUTUAL FUNDS — 24.08% (Cost $283,271,074)		$	275,698,111

EQUITY MUTUAL FUNDS
4,145,418	Great-West American Century Growth Fund Initial Class(a)		46,511,585
8,915,182	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		107,695,398
1,755,923	Great-West Invesco Small Cap Value Fund Initial Class(a)		19,280,031
788,357	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		19,291,099
4,868,821	Great-West MFS International Growth Fund Initial Class(a)		54,628,174
10,031,555	Great-West MFS International Value Fund Initial Class(a)		111,149,629

Shares			Fair Value

Equity Mutual Funds — (continued)
4,989,386	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	46,600,864
6,757,256	Great-West Putnam Equity Income Fund Initial Class(a)		94,263,719
3,632,815	Great-West Real Estate Index Fund Initial Class(a)		45,446,515
1,055,782	Great-West Small Cap Growth Fund Initial Class(a)		19,278,585
4,903,901	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		94,400,100
1,225,440	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		26,898,408

TOTAL EQUITY MUTUAL FUNDS — 59.88% (Cost $616,840,570)		$	685,444,107

Account Balance

FIXED INTEREST CONTRACT
183,745,908(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		183,745,908

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $183,745,908)		$	183,745,908

TOTAL INVESTMENTS — 100.01% (Cost $1,083,857,552)		$	1,144,888,126

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(121,320)

TOTAL NET ASSETS — 100.00%		$	1,144,766,806

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
1,243,474	Great-West Federated Bond Fund Initial Class(a)	$	13,305,172
1,107,234	Great-West Loomis Sayles Bond Fund Initial Class(a)		14,615,485
797,761	Great-West Putnam High Yield Bond Fund Initial Class(a)		6,645,349
1,983,951	Great-West Templeton Global Bond Fund Initial Class(a)		17,934,914
1,151,241	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		13,964,558

TOTAL BOND MUTUAL FUNDS — 18.00% (Cost $68,492,375)		$	66,465,478

EQUITY MUTUAL FUNDS
1,694,828	Great-West American Century Growth Fund Initial Class(a)		19,015,970
3,606,847	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		43,570,712
713,966	Great-West Invesco Small Cap Value Fund Initial Class(a)		7,839,353
322,787	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		7,898,601
1,945,831	Great-West MFS International Growth Fund Initial Class(a)		21,832,219
3,995,263	Great-West MFS International Value Fund Initial Class(a)		44,267,516

Shares			Fair Value

Equity Mutual Funds — (continued)
1,982,995	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	18,521,178
2,700,980	Great-West Putnam Equity Income Fund Initial Class(a)		37,678,666
1,020,828	Great-West Real Estate Index Fund Initial Class(a)		12,770,554
428,379	Great-West Small Cap Growth Fund Initial Class(a)		7,822,208
1,955,739	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		37,647,974
492,790	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		10,816,741

TOTAL EQUITY MUTUAL FUNDS — 73.02% (Cost $251,326,204)		$	269,681,692

Account Balance

FIXED INTEREST CONTRACT
33,205,777(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		33,205,777

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $33,205,777)		$	33,205,777

TOTAL INVESTMENTS — 100.01% (Cost $353,024,356)		$	369,352,947

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(38,512)

TOTAL NET ASSETS — 100.00%		$	369,314,435

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

EQUITY MUTUAL FUNDS
4,265,459	Great-West American Century Growth Fund Initial Class(a)	$	47,858,448
9,173,059	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		110,810,548
1,801,845	Great-West Invesco Small Cap Value Fund Initial Class(a)		19,784,259
808,575	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		19,785,823
5,038,806	Great-West MFS International Growth Fund Initial Class(a)		56,535,408
10,368,394	Great-West MFS International Value Fund Initial Class(a)		114,881,811
5,124,040	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		47,858,538
6,968,516	Great-West Putnam Equity Income Fund Initial Class(a)		97,210,794

Shares			Fair Value

Equity Mutual Funds — (continued)
1,629,271	Great-West Real Estate Index Fund Initial Class(a)	$	20,382,182
1,083,455	Great-West Small Cap Growth Fund Initial Class(a)		19,783,893
5,049,991	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		97,212,318
1,260,520	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		27,668,419

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $618,474,275)		$	679,772,441

TOTAL INVESTMENTS — 100.01% (Cost $618,474,275)		$	679,772,441

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(67,424)

TOTAL NET ASSETS — 100.00%		$	679,705,017

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$416,827,455	$147,015,998	$1,144,888,126
Subscriptions receivable	1,159,065	249,453	1,504,816
Receivable for investments sold	511,235	10,207	2,428,860

Total Assets	418,497,755	147,275,658	1,148,821,802

LIABILITIES:
Payable to investment adviser	37,339	13,060	103,505
Redemptions payable	895,157	123,242	3,933,675
Payable for investments purchased	775,143	136,418	–
Payable for distribution fees	18,161	5,662	17,816

Total Liabilities	1,725,800	278,382	4,054,996

NET ASSETS	$416,771,955	$146,997,276	$1,144,766,806

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,805,319	$1,613,260	$14,581,825
Paid-in capital in excess of par	429,979,451	147,167,064	1,184,759,311
Net unrealized appreciation	1,545,603	797,857	61,030,574
Undistributed net investment income	4,680,127	960,409	12,412,673
Accumulated net realized loss	(24,238,545)	(3,541,314)	(128,017,577)

NET ASSETS	$416,771,955	$146,997,276	$1,144,766,806

NET ASSETS BY CLASS
Initial Class	$327,350,891	$118,431,721	$1,058,465,940

Class L	$89,421,064	$28,565,555	$86,300,866

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	35,000,000	35,000,000	35,000,000
Issued and Outstanding
Initial Class	38,679,963	13,208,293	137,601,759
Class L	9,373,228	2,924,310	8,216,495

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.46	$8.97	$7.69

Class L	$9.54	$9.77	$10.50

(a) Cost of investments, affiliated	$415,281,852	$146,218,141	$1,083,857,552

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$369,352,947	$679,772,441
Subscriptions receivable	712,263	1,184,241
Receivable for investments sold	–	2,839,738

Total Assets	370,065,210	683,796,420

LIABILITIES:
Payable to investment adviser	32,850	61,597
Redemptions payable	311,309	3,899,464
Payable for investments purchased	400,954	124,515
Payable for distribution fees	5,662	5,827

Total Liabilities	750,775	4,091,403

NET ASSETS	$369,314,435	$679,705,017

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,282,971	$8,630,780
Paid-in capital in excess of par	353,747,745	679,733,582
Net unrealized appreciation	16,328,591	61,298,166
Undistributed net investment income	2,637,024	12,535,382
Accumulated net realized loss	(7,681,896)	(82,492,893)

NET ASSETS	$369,314,435	$679,705,017

NET ASSETS BY CLASS
Initial Class	$340,089,036	$651,746,167

Class L	$29,225,399	$27,958,850

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Issued and Outstanding
Initial Class	39,802,958	84,022,070
Class L	3,026,749	2,285,725

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.54	$7.76

Class L	$9.66	$12.23

(a) Cost of investments, affiliated	$353,024,356	$618,474,275

  See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$1,400,630	$433,486	$2,738,765
Dividends, affiliated	10,379,688	3,690,235	32,337,554

Total Income	11,780,318	4,123,721	35,076,319

EXPENSES:
Management fees	410,935	130,286	1,130,591
Distribution fees - Class L	172,111	34,090	178,332

Total Expenses	583,046	164,376	1,308,923

NET INVESTMENT INCOME	11,197,272	3,959,345	33,767,396

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	6,565,363	2,525,196	29,047,400
Realized gain distributions received, affiliated	9,220,282	4,516,548	46,278,861

Net Realized Gain	15,785,645	7,041,744	75,326,261

Net change in unrealized depreciation on investments	(6,824,645)	(3,699,781)	(38,116,549)

Net Realized and Unrealized Gain	8,961,000	3,341,963	37,209,712

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,158,272	$7,301,308	$70,977,108

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$467,851	$–
Dividends, affiliated	10,962,623	22,721,939

Total Income	11,430,474	22,721,939

EXPENSES:
Management fees	343,475	672,444
Distribution fees - Class L	42,084	56,840

Total Expenses	385,559	729,284

NET INVESTMENT INCOME	11,044,915	21,992,655

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	8,479,694	26,568,616
Realized gain distributions received, affiliated	17,571,878	44,058,812

Net Realized Gain	26,051,572	70,627,428

Net change in unrealized depreciation on investments	(13,635,393)	(39,127,181)

Net Realized and Unrealized Gain	12,416,179	31,500,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,461,094	$53,492,902

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Conservative Profile II Fund

OPERATIONS:
Net investment income	$11,197,272	$10,319,182
Net realized gain	15,785,645	20,646,873
Net change in unrealized depreciation	(6,824,645)	(2,977,212)

Net Increase in Net Assets Resulting from Operations	20,158,272	27,988,843

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(10,207,701)	(8,199,699)
Class L	(1,818,402)	(931,271)

From net investment income	(12,026,103)	(9,130,970)

From net realized gains
Initial Class	(11,886,862)	(14,234,081)
Class L	(2,671,711)	(2,235,927)

From net realized gains	(14,558,573)	(16,470,008)

Total Distributions	(26,584,676)	(25,600,978)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	123,483,902	143,734,860
Class L	48,581,496	44,863,475
Shares issued in reinvestment of distributions
Initial Class	22,094,563	22,433,780
Class L	4,490,113	3,167,198
Shares redeemed
Initial Class	(155,949,481)	(151,940,960)
Class L	(22,177,575)	(19,095,308)

Net Increase in Net Assets Resulting from Capital Share Transactions	20,523,018	43,163,045

Total Increase in Net Assets	14,096,614	45,550,910

NET ASSETS:
Beginning of year	402,675,341	357,124,431

End of year(a)	$416,771,955	$402,675,341

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	14,090,828	16,271,072
Class L	4,949,429	4,576,740
Shares issued in reinvestment of distributions
Initial Class	2,561,077	2,603,089
Class L	464,110	329,348
Shares redeemed
Initial Class	(17,764,447)	(17,206,993)
Class L	(2,261,784)	(1,945,807)

Net Increase	2,039,213	4,627,449

(a) Including undistributed net investment income:	$4,680,127	$5,364,855

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Moderately Conservative Profile II Fund

OPERATIONS:
Net investment income	$3,959,345	$3,263,029
Net realized gain	7,041,744	6,123,698
Net change in unrealized appreciation (depreciation)	(3,699,781)	2,076,397

Net Increase in Net Assets Resulting from Operations	7,301,308	11,463,124

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,513,898)	(2,604,687)
Class L	(540,807)	(149,011)

From net investment income	(4,054,705)	(2,753,698)

From net realized gains
Initial Class	(4,807,433)	(4,031,667)
Class L	(789,743)	(285,247)

From net realized gains	(5,597,176)	(4,316,914)

Total Distributions	(9,651,881)	(7,070,612)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	35,588,140	46,245,289
Class L	24,330,453	7,578,300
Shares issued in reinvestment of distributions
Initial Class	8,321,331	6,636,354
Class L	1,330,550	434,258
Shares redeemed
Initial Class	(34,373,884)	(28,615,195)
Class L	(5,303,835)	(2,181,111)

Net Increase in Net Assets Resulting from Capital Share Transactions	29,892,755	30,097,895

Total Increase in Net Assets	27,542,182	34,490,407

NET ASSETS:
Beginning of year	119,455,094	84,964,687

End of year(a)	$146,997,276	$119,455,094

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	3,840,673	5,073,886
Class L	2,427,303	776,538
Shares issued in reinvestment of distributions
Initial Class	910,413	732,271
Class L	134,641	44,261
Shares redeemed
Initial Class	(3,709,694)	(3,140,439)
Class L	(529,605)	(219,745)

Net Increase	3,073,731	3,266,772

(a) Including undistributed net investment income:	$960,409	$989,903

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Moderate Profile II Fund

OPERATIONS:
Net investment income	$33,767,396	$34,416,626
Net realized gain	75,326,261	89,245,491
Net change in unrealized appreciation (depreciation)	(38,116,549)	31,343,163

Net Increase in Net Assets Resulting from Operations	70,977,108	155,005,280

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(33,518,995)	(28,510,944)
Class L	(1,630,113)	(901,705)

From net investment income	(35,149,108)	(29,412,649)

From net realized gains
Initial Class	(69,472,385)	(50,886,079)
Class L	(3,932,122)	(2,058,849)

From net realized gains	(73,404,507)	(52,944,928)

Total Distributions	(108,553,615)	(82,357,577)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	286,120,409	332,565,553
Class L	47,616,753	47,437,681
Shares issued in reinvestment of distributions
Initial Class	102,991,380	79,397,023
Class L	5,562,235	2,960,554
Shares redeemed
Initial Class	(347,289,529)	(340,722,301)
Class L	(23,358,359)	(15,365,214)

Net Increase in Net Assets Resulting from Capital Share Transactions	71,642,889	106,273,296

Total Increase in Net Assets	34,066,382	178,920,999

NET ASSETS:
Beginning of year	1,110,700,424	931,779,425

End of year(a)	$1,144,766,806	$1,110,700,424

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	35,433,706	41,755,009
Class L	4,421,451	4,522,795
Shares issued in reinvestment of distributions
Initial Class	13,043,414	9,999,383
Class L	520,254	280,540
Shares redeemed
Initial Class	(42,993,427)	(42,634,750)
Class L	(2,167,211)	(1,468,687)

Net Increase	8,258,187	12,454,290

(a) Including undistributed net investment income:	$12,412,673	$13,474,692

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Moderately Aggressive Profile II Fund

OPERATIONS:
Net investment income	$11,044,915	$10,518,988
Net realized gain	26,051,572	22,348,753
Net change in unrealized appreciation (depreciation)	(13,635,393)	17,069,010

Net Increase in Net Assets Resulting from Operations	23,461,094	49,936,751

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(10,526,905)	(8,008,391)
Class L	(585,139)	(201,459)

From net investment income	(11,112,044)	(8,209,850)

From net realized gains
Initial Class	(21,003,212)	(12,556,693)
Class L	(1,225,386)	(346,694)

From net realized gains	(22,228,598)	(12,903,387)

Total Distributions	(33,340,642)	(21,113,237)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	87,617,615	104,853,336
Class L	24,236,942	9,513,906
Shares issued in reinvestment of distributions
Initial Class	31,530,117	20,565,084
Class L	1,810,525	548,153
Shares redeemed
Initial Class	(80,330,524)	(62,975,778)
Class L	(6,675,864)	(1,451,856)

Net Increase in Net Assets Resulting from Capital Share Transactions	58,188,811	71,052,845

Total Increase in Net Assets	48,309,263	99,876,359

NET ASSETS:
Beginning of year	321,005,172	221,128,813

End of year(a)	$369,314,435	$321,005,172

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	9,802,019	12,238,378
Class L	2,440,187	982,387
Shares issued in reinvestment of distributions
Initial Class	3,598,730	2,359,476
Class L	184,267	56,235
Shares redeemed
Initial Class	(8,983,497)	(7,315,234)
Class L	(669,742)	(149,637)

Net Increase	6,371,964	8,171,605

(a) Including undistributed net investment income:	$2,637,024	$2,611,537

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Aggressive Profile II Fund

OPERATIONS:
Net investment income	$21,992,655	$25,432,017
Net realized gain	70,627,428	90,921,275
Net change in unrealized appreciation (depreciation)	(39,127,181)	34,894,533

Net Increase in Net Assets Resulting from Operations	53,492,902	151,247,825

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(21,419,280)	(12,812,959)
Class L	(472,076)	(183,262)

From net investment income	(21,891,356)	(12,996,221)

From net realized gains
Initial Class	(67,561,905)	(67,480,443)
Class L	(1,808,915)	(1,163,048)

From net realized gains	(69,370,820)	(68,643,491)

Total Distributions	(91,262,176)	(81,639,712)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	189,044,948	191,894,782
Class L	18,306,728	12,787,907
Shares issued in reinvestment of distributions
Initial Class	88,981,185	80,293,402
Class L	2,280,991	1,346,310
Shares redeemed
Initial Class	(234,758,368)	(218,660,655)
Class L	(8,744,268)	(4,202,430)

Net Increase in Net Assets Resulting from Capital Share Transactions	55,111,216	63,459,316

Total Increase in Net Assets	17,341,942	133,067,429

NET ASSETS:
Beginning of year	662,363,075	529,295,646

End of year(a)	$679,705,017	$662,363,075

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	22,709,939	23,197,150
Class L	1,452,285	1,057,105
Shares issued in reinvestment of distributions
Initial Class	11,076,341	9,771,412
Class L	182,635	109,537
Shares redeemed
Initial Class	(28,199,396)	(26,436,296)
Class L	(694,669)	(346,906)

Net Increase	6,527,135	7,352,002

(a) Including undistributed net investment income:	$12,535,382	$12,334,726

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2014

Great-West Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$20,158,272
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(96,873,156)
Proceeds from sale of investments	83,910,050
Increase in accrued interest on Great-West Life & Annuity Contract	(1,400,630)
Net realized gain	(6,565,363)
Net change in unrealized depreciation	6,824,645
Decrease in receivable for investments sold	1,398,093
Increase in payable to investment adviser	2,177
Increase in payable for investments purchased	775,143
Increase in payable for distribution fees	5,663

Net Cash Provided by Operating Activities	8,234,894

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	171,445,099
Payment on shares redeemed	(179,679,993)

Net Cash Used in Financing Activities	(8,234,894)

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$26,584,676

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2014

Great-West Moderately Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$7,301,308
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(53,736,029)
Proceeds from sale of investments	25,446,003
Increase in accrued interest on Great-West Life & Annuity Contract	(433,486)
Net realized gain	(2,525,196)
Net change in unrealized depreciation	3,699,781
Increase in receivable for investments sold	(10,207)
Increase in payable to investment adviser	2,827
Increase in payable for investments purchased	68,235
Increase in payable for distribution fees	3,918

Net Cash Used in Operating Activities	(20,182,846)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	59,771,040
Payment on shares redeemed	(39,588,194)

Net Cash Provided by Financing Activities	20,182,846

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$9,651,881

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2014

Great-West Moderate Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$70,977,108
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(220,056,689)
Proceeds from sale of investments	179,646,449
Increase in accrued interest on Great-West Life & Annuity Contract	(2,738,765)
Net realized gain	(29,047,400)
Net change in unrealized depreciation	38,116,549
Decrease in receivable for investments sold	1,174,079
Increase in payable to investment adviser	7,365
Decrease in payable for investments purchased	(47,448)
Increase in payable for distribution fees	6,110

Net Cash Provided by Operating Activities	38,037,358

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	333,540,043
Payment on shares redeemed	(371,577,401)

Net Cash Used in Financing Activities	(38,037,358)

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$108,553,615

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.61		$8.56		$8.20		$8.92	$8.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(a)	0.24	(a)	0.21	(a)	0.23	0.20
Net realized and unrealized gain (loss)	0.20		0.40		0.54		(0.12)	0.56

Total From Investment Operations	0.44		0.64		0.75		0.11	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.21)		(0.23)		(0.20)	(0.20)
From net realized gains	(0.32)		(0.38)		(0.16)		(0.63)	(0.20)

Total Distributions	(0.59)		(0.59)		(0.39)		(0.83)	(0.40)

NET ASSET VALUE, END OF YEAR	$8.46		$8.61		$8.56		$8.20	$8.92

TOTAL RETURN(b)	5.05%		7.68%		9.10%		1.29%	9.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$327,351		$342,761		$326,193		$295,168	$312,477
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%		0.10%	0.10%
Ratio of net investment income to average net assets (c)	2.70%		2.66%		2.42%		2.74%	2.31%
Portfolio turnover rate(d)	20%		36%		24%		35%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.63		$9.48		$9.10		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.28	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	0.18		0.42		0.39		(0.29)

Total From Investment Operations	0.46		0.70		0.80		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.17)		(0.26)		(0.20)
From net realized gains	(0.32)		(0.38)		(0.16)		(0.52)

Total Distributions	(0.55)		(0.55)		(0.42)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.54		$9.63		$9.48		$9.10

TOTAL RETURN(c)	4.79%		7.43%		8.89%	(e)	(1.74%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$89,421		$59,915		$30,931		$2,341
Ratio of expenses to average net assets(f)	0.35%		0.35%
Before waiver	N/A		N/A		0.35%		0.35%	(g)
After waiver	N/A		N/A		0.35%		0.34%	(g)
Ratio of net investment income to average net assets(f)	2.87%		2.85%
Before waiver	N/A		N/A		4.29%		10.76%	(g)
After waiver	N/A		N/A		4.29%		10.77%	(g)
Portfolio turnover rate(h)	20%		36%		24%		35%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Moderately Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.10		$8.66		$8.07		$9.25	$8.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(a)	0.29	(a)	0.19	(a)	0.51	0.16
Net realized and unrealized gain (loss)	0.26		0.73		0.69		(0.52)	0.75

Total From Investment Operations	0.53		1.02		0.88		(0.01)	0.91

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.23)		(0.19)		(0.51)	(0.16)
From net realized gains	(0.38)		(0.35)		(0.10)		(0.66)	(0.48)

Total Distributions	(0.66)		(0.58)		(0.29)		(1.17)	(0.64)

NET ASSET VALUE, END OF YEAR	$8.97		$9.10		$8.66		$8.07	$9.25

TOTAL RETURN(b)	5.79%		12.03%		10.83%		(0.02%)	10.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$118,432		$110,669		$82,253		$62,684	$90,812
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%		0.10%	0.10%
Ratio of net investment income to average net assets(c)	2.90%		3.16%		2.28%		2.40%	1.91%
Portfolio turnover rate(d)	19%		30%		32%		52%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Moderately Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.85		$9.32		$8.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.43	(b)	0.33	(b)	0.33	(b)	0.62
Net realized and unrealized gain (loss)	0.12		0.74		0.59		(0.90)

Total From Investment Operations	0.55		1.07		0.92		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.19)		(0.21)		(0.53)
From net realized gains	(0.38)		(0.35)		(0.10)		(0.48)

Total Distributions	(0.63)		(0.54)		(0.31)		(1.01)

NET ASSET VALUE, END OF YEAR	$9.77		$9.85		$9.32		$8.71

TOTAL RETURN(c)	5.56%		11.62%		10.64%	(e)	(2.86%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$28,566		$8,787		$2,712		$522
Ratio of expenses to average net assets(f)	0.35%		0.35%
Before waiver	N/A		N/A		0.35%		0.35%	(g)
After waiver	N/A		N/A		0.35%		0.33%	(g)
Ratio of net investment income to average net assets(f)	4.27%		3.38%
Before waiver	N/A		N/A		3.52%		6.05%	(g)
After waiver	N/A		N/A		3.53%		6.07%	(g)
Portfolio turnover rate(h)	19%		30%		32%		52%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Moderate Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.97		$7.41		$6.93		$7.77	$7.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(a)	0.26	(a)	0.13	(a)	0.16	0.11
Net realized and unrealized gain (loss)	0.28		0.94		0.73		(0.24)	0.72

Total From Investment Operations	0.52		1.20		0.86		(0.08)	0.83

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.23)		(0.15)		(0.14)	(0.11)
From net realized gains	(0.54)		(0.41)		(0.23)		(0.62)	(0.16)

Total Distributions	(0.80)		(0.64)		(0.38)		(0.76)	(0.27)

NET ASSET VALUE, END OF YEAR	$7.69		$7.97		$7.41		$6.93	$7.77

TOTAL RETURN(b)	6.44%		16.29%		12.47%		(1.05%)	11.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,058,466		$1,052,991		$911,410		$862,977	$1,036,527
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%		0.10%	0.10%
Ratio of net investment income to average net assets(c)	2.98%		3.30%		1.81%		1.94%	1.47%
Portfolio turnover rate(d)	16%		26%		27%		34%	31%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Moderate Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.60		$9.67		$8.96		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	(b)	0.44	(b)	0.30	(b)	0.10
Net realized and unrealized gain (loss)	0.32		1.09		0.79		(0.49)

Total From Investment Operations	0.66		1.53		1.09		(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.19)		(0.15)		(0.14)
From net realized gains	(0.54)		(0.41)		(0.23)		(0.51)

Total Distributions	(0.76)		(0.60)		(0.38)		(0.65)

NET ASSET VALUE, END OF YEAR	$10.50		$10.60		$9.67		$8.96

TOTAL RETURN(c)	6.22%		16.03%		12.16%	(e)	(3.87%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$86,301		$57,709		$20,369		$1,357
Ratio of expenses to average net assets(f)	0.35%		0.35%
Before waiver	N/A		N/A		0.35%		0.35%	(g)
After waiver	N/A		N/A		0.35%		0.34%	(g)
Ratio of net investment income to average net assets(f)	3.13%		4.21%
Before waiver	N/A		N/A		3.08%		8.10%	(g)
After waiver	N/A		N/A		3.08%		8.12%	(g)
Portfolio turnover rate(h)	16%		26%		27%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Moderately Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.77		$7.81		$7.07		$9.19	$8.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(a)	0.33	(a)	0.13	(a)	0.73	0.12
Net realized and unrealized gain (loss)	0.34		1.25		0.86		(0.93)	0.99

Total From Investment Operations	0.62		1.58		0.99		(0.20)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.24)		(0.13)		(0.73)	(0.12)
From net realized gains	(0.57)		(0.38)		(0.12)		(1.19)	(0.21)

Total Distributions	(0.85)		(0.62)		(0.25)		(1.92)	(0.33)

NET ASSET VALUE, END OF YEAR	$8.54		$8.77		$7.81		$7.07	$9.19

TOTAL RETURN(b)	7.06%		20.44%		14.07%		(2.10%)	13.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$340,089		$310,499		$219,542		$185,733	$301,687
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%		0.10%	0.10%
Ratio of net investment income to average net assets(c)	3.16%		3.85%		1.67%		1.75%	1.48%
Portfolio turnover rate(d)	15%		21%		32%		54%	26%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Moderately Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.80		$8.67		$7.85		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.43	(b)	0.59	(b)	0.21	(b)	0.75
Net realized and unrealized gain (loss)	0.24		1.15		0.86		(1.23)

Total From Investment Operations	0.67		1.74		1.07		(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.23)		(0.13)		(0.73)
From net realized gains	(0.57)		(0.38)		(0.12)		(0.94)

Total Distributions	(0.81)		(0.61)		(0.25)		(1.67)

NET ASSET VALUE, END OF YEAR	$9.66		$9.80		$8.67		$7.85

TOTAL RETURN(c)	6.84%		20.17%	(e)	13.76%	(e)	(4.75%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$29,225		$10,506		$1,587		$115
Ratio of expenses to average net assets(f)	0.35%
Before waiver	N/A		0.35%		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.35%		0.31%	(g)
Ratio of net investment income to average net assets(f)	4.25%
Before waiver	N/A		6.05%		2.44%		5.15%	(g)
After waiver	N/A		6.05%		2.44%		5.18%	(g)
Portfolio turnover rate(h)	15%		21%		32%		54%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.23		$7.28		$6.42		$6.92	$6.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(a)	0.35	(a)	0.07	(a)	0.07	0.05
Net realized and unrealized gain (loss)	0.42		1.74		0.99		(0.39)	0.91

Total From Investment Operations	0.69		2.09		1.06		(0.32)	0.96

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.18)		(0.07)		(0.07)	(0.05)
From net realized gains	(0.88)		(0.96)		(0.13)		(0.11)	(0.02)

Total Distributions	(1.16)		(1.14)		(0.20)		(0.18)	(0.07)

NET ASSET VALUE, END OF YEAR	$7.76		$8.23		$7.28		$6.42	$6.92

TOTAL RETURN(b)	8.34%		29.07%		16.64%		(4.44%)	15.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$651,746		$645,735		$523,785		$511,453	$628,699
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%		0.10%	0.10%
Ratio of net investment income to average net assets(c)	3.26%		4.22%		0.96%		0.91%	0.78%
Portfolio turnover rate(d)	16%		26%		28%		34%	30%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$12.36		$10.48		$9.18		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.45	(b)	0.69	(b)	0.17	(b)	0.08
Net realized and unrealized gain (loss)	0.54		2.30		1.33		(0.76)

Total From Investment Operations	0.99		2.99		1.50		(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.15)		(0.07)		(0.08)
From net realized gains	(0.88)		(0.96)		(0.13)		(0.06)

Total Distributions	(1.12)		(1.11)		(0.20)		(0.14)

NET ASSET VALUE, END OF YEAR	$12.23		$12.36		$10.48		$9.18

TOTAL RETURN(c)	7.96%		28.75%		16.38%	(e)	(6.86%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$27,959		$16,628		$5,511		$367
Ratio of expenses to average net assets(f)	0.35%		0.35%
Before waiver	N/A		N/A		0.35%		0.35%	(g)
After waiver	N/A		N/A		0.35%		0.31%	(g)
Ratio of net investment income to average net assets(f)	3.60%		5.71%
Before waiver	N/A		N/A		1.66%		6.41%	(g)
After waiver	N/A		N/A		1.66%		6.44%	(g)
Portfolio turnover rate(h)	16%		26%		28%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Initial Class and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of December 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2014:

		Great-West Conservative Profile II Fund		Great-West Moderately Conservative Profile II Fund		Great-West Moderate Profile II Fund		Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2014	$	90,506,543	$	26,158,096	$	176,307,414	$	28,820,458
Total realized gain (loss)		–		–		–		–
Total unrealized gain (loss) relating to investments not held at reporting date		–		–		–		–
Total unrealized gain (loss) relating to investments still held at reporting date		–		–		–		–
Total interest received		1,400,630		433,486		2,738,765		467,851
Purchases		16,303,382		10,076,293		24,851,470		8,643,076
Sales		(14,236,097)		(4,263,782)		(20,151,741)		(4,725,608)
Transfers into Level 3		–		–		–		–
Transfers (out of) Level 3		–		–		–		–

Ending Balance, December 31, 2014	$	93,974,458	$	32,404,093	$	183,745,908	$	33,205,777

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

		2014		2013
Great-West Conservative Profile II Fund

Ordinary income	$	12,026,103	$	9,130,970
Long-term capital gain		14,558,573		16,470,008

	$	26,584,676	$	25,600,978

		2014		2013
Great-West Moderately Conservative Profile II Fund

Ordinary income	$	4,054,705	$	2,753,698
Long-term capital gain		5,597,176		4,316,914

	$	9,651,881	$	7,070,612

		2014		2013
Great-West Moderate Profile II Fund

Ordinary income	$	35,149,108	$	29,412,649
Long-term capital gain		73,404,507		52,944,928

	$	108,553,615	$	82,357,577

		2014		2013
Great-West Moderately Aggressive Profile II Fund

Ordinary income	$	11,112,044	$	8,209,850
Long-term capital gain		22,228,598		12,903,387

	$	33,340,642	$	21,113,237

		2014		2013
Great-West Aggressive Profile II Fund

Ordinary income	$	21,891,356	$	12,996,221
Long-term capital gain		69,370,820		68,643,491

	$	91,262,176	$	81,639,712

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of each Fund were unaffected by the reclassifications.

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Great-West Conservative Profile II Fund	$–	$144,103	$(144,103)
Great-West Moderately Conservative Profile II Fund	–	65,866	(65,866)
Great-West Moderate Profile II Fund	–	319,693	(319,693)
Great-West Moderately Aggressive Profile II Fund	–	92,616	(92,616)
Great-West Aggressive Profile II Fund	–	99,357	(99,357)

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Great-West Conservative Profile II Fund
Undistributed net investment income	$	3,880,219
Undistributed long-term capital gains		5,513,715
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(27,406,749)

Tax composition of capital	$	(18,012,815)

Great-West Moderately Conservative Profile II Fund
Undistributed net investment income	$	866,864
Undistributed long-term capital gains		3,974,279
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(6,624,191)

Tax composition of capital	$	(1,783,048)

Great-West Moderate Profile II Fund
Undistributed net investment income	$	10,915,845
Undistributed long-term capital gains		36,060,061
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(101,550,236)

Tax composition of capital	$	(54,574,330)

Great-West Moderately Aggressive Profile II Fund
Undistributed net investment income	$	2,537,194
Undistributed long-term capital gains		15,315,839
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(6,569,314)

Tax composition of capital	$	11,283,719

Great-West Aggressive Profile II Fund
Undistributed net investment income	$	12,535,383
Undistributed long-term capital gains		29,184,031
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(50,378,759)

Tax composition of capital	$	(8,659,345)

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile II Fund	$ 444,234,204	$4,960,850	$(32,367,599)	$(27,406,749)
Great-West Moderately Conservative Profile II Fund	153,640,189	2,024,986	(8,649,177)	(6,624,191)
Great-West Moderate Profile II Fund	1,246,438,362	33,459,815	(135,010,051)	(101,550,236)
Great-West Moderately Aggressive Profile II Fund	375,922,261	12,248,360	(18,817,674)	(6,569,314)
Great-West Aggressive Profile II Fund	730,151,200	21,612,940	(71,991,699)	(50,378,759)

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	673,755	$7,351,260	$3,349,020	$1,972,479 $	505,898 $	228,140 $	7,559,527
Great-West Federated Bond Fund Initial Class	3,201,728	32,951,410	6,402,427	5,854,453	37,280	914,566	34,258,488
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,444,738	16,961,181	6,398,735	4,720,540	1,182,275	2,012,690	17,452,436
Great-West Invesco Small Cap Value Fund Initial Class	284,982	3,026,593	1,521,409	1,221,702	(13,124)	131,370	3,129,106
Great-West Life & Annuity Contract	93,974,458	90,506,543	16,303,382	14,236,097	—	1,400,630	93,974,458
Great-West Loomis Sayles Bond Fund Initial Class	2,853,911	36,347,797	8,370,903	5,612,195	32,115	1,416,029	37,671,625
Great-West Loomis Sayles Small Cap Value Fund Initial Class	127,873	3,028,578	1,446,565	967,345	57,290	29,213	3,129,065
Great-West MFS International Growth Fund Initial Class	792,915	8,694,815	2,984,414	1,394,903	386,469	116,821	8,896,503
Great-West MFS International Value Fund Initial Class	1,627,437	17,610,333	4,287,129	2,847,677	1,039,861	170,252	18,032,001
Great-West Multi-Manager Large Cap Growth Fund Initial Class	809,942	7,351,534	2,102,268	2,327,868	247,751	52,300	7,564,861
Great-West Putnam Equity Income Fund Initial Class	1,098,174	14,902,015	4,887,882	2,902,406	1,706,707	352,497	15,319,524
Great-West Putnam High Yield Bond Fund Initial Class	2,056,857	16,520,140	3,623,114	2,437,712	149,525	777,106	17,133,614
Great-West Real Estate Index Fund Initial Class	1,650,131	20,087,709	4,420,887	9,010,006	(463,672)	396,627	20,643,134
Great-West Short Duration Bond Fund Initial Class	2,637,038	26,156,186	5,341,125	4,053,421	98,386	404,346	27,161,496
Great-West Small Cap Growth Fund Initial Class	171,403	3,032,795	1,806,187	1,417,463	(194,074)	71,739	3,129,823
Great-West T. Rowe Price Equity Income Fund Initial Class	796,265	14,898,416	4,598,616	2,476,845	1,367,572	285,546	15,328,105
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	198,961	4,240,922	1,639,232	1,122,767	417,019	32,207	4,367,195
Great-West Templeton Global Bond Fund Initial Class	5,100,075	44,470,478	10,425,147	6,074,267	153,896	2,110,045	46,104,675
Great-West U.S. Government Mortgage Securities Fund Initial Class	2,965,525	34,584,295	6,964,715	6,694,544	(145,811)	878,194	35,971,819

				$	6,565,363 $	11,780,318 $	416,827,455

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	384,922	$3,530,676	$2,219,072	$875,799 $	148,845 $	127,375 $	4,318,827
Great-West Federated Bond Fund Initial Class	909,121	7,847,932	3,109,209	1,422,807	(8,429)	237,447	9,727,589
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	826,437	8,168,982	4,363,502	1,953,609	465,708	1,130,374	9,983,363
Great-West Invesco Small Cap Value Fund Initial Class	164,194	1,466,565	968,127	429,792	68,296	73,418	1,802,849
Great-West Life & Annuity Contract	32,404,093	26,158,096	10,076,293	4,263,782	—	433,486	32,404,093
Great-West Loomis Sayles Bond Fund Initial Class	810,085	8,650,172	3,786,515	1,295,126	3,124	378,343	10,693,127
Great-West Loomis Sayles Small Cap Value Fund Initial Class	73,836	1,468,086	933,351	289,364	117,221	15,982	1,806,755
Great-West MFS International Growth Fund Initial Class	453,533	4,191,478	2,238,964	629,929	156,107	65,903	5,088,643
Great-West MFS International Value Fund Initial Class	934,508	8,491,526	3,541,199	1,191,735	469,114	95,539	10,354,352
Great-West Multi-Manager Large Cap Growth Fund Initial Class	461,269	3,540,879	1,454,532	987,900	44,286	28,920	4,308,249
Great-West Putnam Equity Income Fund Initial Class	626,614	7,156,973	3,502,061	1,240,623	675,736	191,950	8,741,271
Great-West Putnam High Yield Bond Fund Initial Class	583,750	3,929,031	1,641,746	519,319	59,439	205,684	4,862,639
Great-West Real Estate Index Fund Initial Class	524,484	5,345,253	2,223,465	2,448,064	(131,910)	115,986	6,561,297
Great-West Small Cap Growth Fund Initial Class	98,623	1,481,855	1,083,792	577,837	(77,474)	40,989	1,800,848
Great-West T. Rowe Price Equity Income Fund Initial Class	454,111	7,144,970	3,430,117	1,162,119	445,894	153,715	8,741,633
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	113,625	2,041,658	1,074,598	458,860	155,152	17,458	2,494,065
Great-West Templeton Global Bond Fund Initial Class	1,450,169	10,614,084	4,753,866	1,526,307	(12,312)	581,630	13,109,530
Great-West U.S. Government Mortgage Securities Fund Initial Class	842,281	8,238,855	3,335,621	1,647,836	(53,601)	229,522	10,216,868

				$	2,525,196 $	4,123,721 $	147,015,998

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	4,145,418	$45,410,428	$13,923,679	$6,697,632 $	1,877,545 $	1,412,468 $	46,511,585
Great-West Federated Bond Fund Initial Class	5,154,888	52,815,301	8,991,913	7,923,085	(9,942)	1,480,174	55,157,307
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,915,182	105,037,857	25,342,213	16,301,617	5,985,617	12,490,581	107,695,398
Great-West Invesco Small Cap Value Fund Initial Class	1,755,923	18,740,595	6,379,920	3,257,429	1,189,994	817,436	19,280,031
Great-West Life & Annuity Contract	183,745,908	176,307,414	24,851,470	20,151,741	—	2,738,765	183,745,908
Great-West Loomis Sayles Bond Fund Initial Class	4,594,020	58,384,992	11,919,869	7,338,639	2,715	2,276,607	60,641,060
Great-West Loomis Sayles Small Cap Value Fund Initial Class	788,357	18,764,691	6,228,391	2,035,838	1,604,683	182,130	19,291,099
Great-West MFS International Growth Fund Initial Class	4,868,821	53,771,576	13,472,876	4,733,231	1,606,771	721,119	54,628,174
Great-West MFS International Value Fund Initial Class	10,031,555	109,096,626	15,870,995	8,502,104	5,242,007	1,056,820	111,149,629
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,989,386	45,500,698	6,122,763	9,517,168	(408,519)	324,356	46,600,864
Great-West Putnam Equity Income Fund Initial Class	6,757,256	92,026,607	18,508,274	11,468,197	5,407,942	2,185,707	94,263,719
Great-West Putnam High Yield Bond Fund Initial Class	3,310,593	26,515,616	4,912,780	2,952,038	196,827	1,247,806	27,577,240
Great-West Real Estate Index Fund Initial Class	3,632,815	44,273,223	7,371,547	17,439,750	(938,116)	870,245	45,446,515
Great-West Small Cap Growth Fund Initial Class	1,055,782	18,854,594	8,008,281	3,809,677	717,420	444,327	19,278,585
Great-West T. Rowe Price Equity Income Fund Initial Class	4,903,901	91,942,310	17,909,288	8,334,632	4,900,995	1,766,080	94,400,100
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,225,440	26,227,086	6,487,474	4,296,321	1,615,368	201,216	26,898,408
Great-West Templeton Global Bond Fund Initial Class	8,231,466	71,716,952	14,227,720	6,886,037	411,002	3,440,132	74,412,451
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,774,118	55,421,704	9,527,237	8,953,914	(354,909)	1,420,350	57,910,053

				$	29,047,400 $	35,076,319 $	1,144,888,126

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	1,694,828	$16,245,951	$7,325,643	$2,193,084 $	627,140 $	552,396 $	19,015,970
Great-West Federated Bond Fund Initial Class	1,243,474	11,517,322	3,539,023	2,020,941	2,706	340,679	13,305,172
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,606,847	37,468,124	13,819,519	5,378,503	1,921,402	4,887,676	43,570,712
Great-West Invesco Small Cap Value Fund Initial Class	713,966	6,705,095	3,131,312	1,258,937	156,836	319,717	7,839,353
Great-West Life & Annuity Contract	33,205,777	28,820,458	8,643,076	4,725,608	—	467,851	33,205,777
Great-West Loomis Sayles Bond Fund Initial Class	1,107,234	12,691,033	4,246,472	1,727,961	3,097	530,904	14,615,485
Great-West Loomis Sayles Small Cap Value Fund Initial Class	322,787	6,717,080	3,117,183	692,527	418,453	70,309	7,898,601
Great-West MFS International Growth Fund Initial Class	1,945,831	19,207,251	7,211,151	1,608,056	510,172	284,092	21,832,219
Great-West MFS International Value Fund Initial Class	3,995,263	38,867,227	9,850,914	2,932,559	1,410,262	414,042	44,267,516
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,982,995	16,245,973	3,768,091	3,522,480	(483,335)	126,361	18,521,178
Great-West Putnam Equity Income Fund Initial Class	2,700,980	32,930,739	10,214,634	3,752,096	1,796,261	842,416	37,678,666
Great-West Putnam High Yield Bond Fund Initial Class	797,761	5,770,569	1,764,690	653,067	59,131	289,649	6,645,349
Great-West Real Estate Index Fund Initial Class	1,020,828	11,154,232	2,913,878	4,184,576	(195,714)	235,297	12,770,554
Great-West Small Cap Growth Fund Initial Class	428,379	6,749,495	3,709,528	1,265,363	185,033	175,520	7,822,208
Great-West T. Rowe Price Equity Income Fund Initial Class	1,955,739	32,878,798	10,308,202	2,940,102	1,631,245	676,945	37,647,974
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	492,790	9,384,395	3,354,335	1,415,350	494,899	77,831	10,816,741
Great-West Templeton Global Bond Fund Initial Class	1,983,951	15,595,970	5,121,116	1,754,695	2,841	811,005	17,934,914
Great-West U.S. Government Mortgage Securities Fund Initial Class	1,151,241	12,084,762	3,821,339	2,348,187	(60,735)	327,784	13,964,558

				$	8,479,694 $	11,430,474 $	369,352,947

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	4,265,459	$46,649,788	$12,699,602	$5,487,815 $	1,468,557 $	1,458,254 $	47,858,448
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	9,173,059	107,882,046	22,935,534	11,621,114	7,623,825	12,910,968	110,810,548
Great-West Invesco Small Cap Value Fund Initial Class	1,801,845	19,237,677	6,584,268	3,364,166	1,186,256	845,070	19,784,259
Great-West Loomis Sayles Small Cap Value Fund Initial Class	808,575	19,260,549	6,331,350	2,086,818	1,532,845	188,125	19,785,823
Great-West MFS International Growth Fund Initial Class	5,038,806	55,296,953	13,674,605	4,597,595	1,286,430	746,825	56,535,408
Great-West MFS International Value Fund Initial Class	10,368,394	112,125,193	17,889,348	9,955,515	4,926,828	1,093,563	114,881,811
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,124,040	46,648,056	5,337,296	10,835,714	(2,620,821)	334,767	47,858,538
Great-West Putnam Equity Income Fund Initial Class	6,968,516	94,750,421	15,814,851	9,353,175	4,354,891	2,260,155	97,210,794
Great-West Real Estate Index Fund Initial Class	1,629,271	19,611,160	4,316,984	8,600,051	(564,735)	390,690	20,382,182
Great-West Small Cap Growth Fund Initial Class	1,083,455	19,329,125	8,303,985	4,133,539	508,983	459,078	19,783,893
Great-West T. Rowe Price Equity Income Fund Initial Class	5,049,991	94,672,252	16,824,719	7,114,565	4,664,490	1,826,221	97,212,318
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,260,520	26,960,033	5,904,568	2,990,674	2,201,067	208,223	27,668,419

				$	26,568,616 $	22,721,939 $	679,772,441

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Conservative Profile II Fund	$96,873,156	$83,910,050
Great-West Moderately Conservative Profile II Fund	53,736,029	25,446,003
Great-West Moderate Profile II Fund	220,056,689	179,646,449
Great-West Moderately Aggressive Profile II Fund	105,860,105	52,853,784
Great-West Aggressive Profile II Fund	136,617,110	106,709,357

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile II Fund	$52,003	$655,754
Great-West Moderately Conservative Profile II Fund	29,825	376,088
Great-West Moderate Profile II Fund	320,167	4,037,274
Great-West Moderately Aggressive Profile II Fund	127,648	1,609,640
Great-West Aggressive Profile II Fund	331,049	4,174,500

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile II Fund	9%
Great-West Moderately Conservative Profile II Fund	14%
Great-West Moderate Profile II Fund	18%
Great-West Moderately Aggressive Profile II Fund	22%
Great-West Aggressive Profile II Fund	28%

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Aggressive Profile II Fund, Great-West Moderately Aggressive Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Conservative Profile II Fund, and Great-West Conservative Profile II Fund (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2014, and the related statements of operations for the year then ended, the statements of cash flows for the period presented, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of December 31, 2014, the results of their operations for the year then ended, their cash flows for the period presented, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the Funds have investments in a contract issued by an affiliate, the value of which has been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East Orchard	Chairman, President & Chief Executive	Since 2008 (as Director) Since 2014	Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance	62	N/A

Road, Greenwood Village, CO 80111	Officer, Director	(as Chairman) Since 2014 (as President and Chief Executive Officer)	Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London	N/A	N/A

Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment	N/A	N/A

Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015